Quarterly Report
February 29, 2024
MFS®  International Large Cap Value Fund
MKV-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 1.5%
BAE Systems PLC	2,848,928	$44,664,827
Dassault Aviation S.A.	237,385	46,925,868
		$91,590,695
Airlines – 1.2%
Ryanair Holdings PLC, ADR	555,434	$76,788,751
Alcoholic Beverages – 2.8%
Diageo PLC	2,404,170	$89,890,297
Heineken N.V.	342,919	31,658,946
Kirin Holdings Co. Ltd.	1,780,500	24,756,218
Pernod Ricard S.A.	166,404	27,795,731
		$174,101,192
Apparel Manufacturers – 2.1%
Burberry Group PLC	1,729,530	$28,053,937
Compagnie Financiere Richemont S.A.	515,806	82,006,359
Gildan Activewear, Inc.	605,852	21,097,569
		$131,157,865
Automotive – 2.5%
Aptiv PLC (a)	513,238	$40,797,288
Compagnie Generale des Etablissements Michelin	1,513,833	55,939,993
DENSO Corp.	1,627,500	29,896,845
Koito Manufacturing Co. Ltd.	2,241,200	28,321,461
		$154,955,587
Broadcasting – 0.6%
WPP Group PLC	4,124,636	$36,820,566
Brokerage & Asset Managers – 2.8%
Barclays PLC	23,272,730	$48,313,689
Deutsche Boerse AG	396,864	83,040,967
IG Group Holdings PLC	4,805,249	42,399,004
		$173,753,660
Business Services – 2.7%
CGI, Inc. (a)	321,809	$36,948,221
Experian PLC	453,135	19,361,940
RS Group PLC	4,170,272	39,670,517
Secom Co. Ltd.	948,700	69,102,214
		$165,082,892
Chemicals – 0.5%
Nutrien Ltd.	602,669	$31,457,887
Computer Software - Systems – 7.0%
Amadeus IT Group S.A.	544,532	$32,004,271
Capgemini	519,629	126,194,896
Fujitsu Ltd.	478,500	74,637,957
Hitachi Ltd.	1,281,300	108,242,159
Samsung Electronics Co. Ltd.	1,673,432	92,242,347
		$433,321,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
CRH PLC	456,189	$38,461,295
Techtronic Industries Co. Ltd.	5,623,500	60,871,272
		$99,332,567
Consumer Products – 1.7%
Haleon PLC	9,299,281	$38,907,200
Reckitt Benckiser Group PLC	1,098,621	69,311,729
		$108,218,929
Electrical Equipment – 4.8%
Legrand S.A.	484,136	$48,924,267
Mitsubishi Electric Corp.	4,677,600	74,304,325
Schneider Electric SE	761,253	172,615,519
		$295,844,111
Electronics – 3.5%
Kyocera Corp.	4,775,700	$70,224,324
NXP Semiconductors N.V.	322,377	80,507,208
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	512,717	65,971,297
		$216,702,829
Energy - Independent – 1.1%
Woodside Energy Group Ltd.	3,500,719	$69,083,189
Energy - Integrated – 6.4%
Aker BP ASA	1,221,607	$29,639,321
Eni S.p.A.	11,200,577	172,480,356
Galp Energia SGPS S.A., “B”	2,704,870	42,594,281
Suncor Energy, Inc. (l)	2,595,886	89,191,441
TotalEnergies SE	1,040,979	66,369,065
		$400,274,464
Food & Beverages – 0.8%
Danone S.A.	783,126	$49,954,681
Food & Drug Stores – 1.6%
Koninklijke Ahold Delhaize N.V.	617,569	$18,368,735
Tesco PLC	22,300,980	78,483,670
		$96,852,405
General Merchandise – 0.6%
B&M European Value Retail S.A.	5,958,449	$39,547,260
Insurance – 4.6%
Chubb Ltd.	130,953	$32,956,941
Manulife Financial Corp.	2,733,636	64,878,912
St. James's Place PLC	5,866,132	37,246,237
Willis Towers Watson PLC	541,806	147,701,734
		$282,783,824
Machinery & Tools – 4.0%
Aalberts Industries N.V.	722,777	$32,418,861
Daikin Industries Ltd.	372,900	52,669,140
Kubota Corp.	1,941,900	28,418,681
SMC Corp.	76,600	46,061,166
Toyota Industries Corp.	590,400	58,638,314
Weir Group PLC	1,247,385	28,861,943
		$247,068,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 17.3%
ABN AMRO Group N.V., GDR	2,407,045	$38,632,784
Bank of Ireland Group PLC	9,931,431	86,450,755
BNP Paribas S.A.	2,965,174	177,479,613
DBS Group Holdings Ltd.	1,841,900	45,624,858
Lloyds Banking Group PLC	49,580,092	29,145,811
Mitsubishi UFJ Financial Group, Inc.	21,987,300	226,150,057
NatWest Group PLC	50,980,421	153,867,033
Resona Holdings, Inc.	6,837,300	37,214,760
Toronto-Dominion Bank	1,441,437	86,551,008
UBS Group AG	6,657,180	189,774,985
		$1,070,891,664
Metals & Mining – 3.3%
Glencore PLC	23,265,229	$110,172,922
Rio Tinto PLC	1,457,740	93,458,944
		$203,631,866
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	4,692,217	$25,451,783
Other Banks & Diversified Financials – 2.2%
AIB Group PLC	13,402,571	$62,084,848
Julius Baer Group Ltd.	1,433,635	76,646,421
		$138,731,269
Pharmaceuticals – 5.6%
Bayer AG	959,454	$29,128,709
Novartis AG	506,280	51,231,975
Roche Holding AG	631,333	165,587,934
Sanofi	1,056,975	100,403,654
		$346,352,272
Printing & Publishing – 2.0%
RELX PLC	1,242,647	$54,299,628
Wolters Kluwer N.V.	441,065	69,527,140
		$123,826,768
Restaurants – 0.3%
Pluxee N.V. (a)	162,604	$4,645,751
Sodexo	162,604	12,952,215
		$17,597,966
Specialty Chemicals – 1.8%
Linde PLC	108,462	$48,679,915
Nitto Denko Corp.	693,400	63,595,584
		$112,275,499
Specialty Stores – 0.3%
ZOZO, Inc.	849,800	$19,238,402
Telecommunications - Wireless – 0.6%
KDDI Corp.	634,300	$19,267,624
Vodafone Group PLC	21,339,115	18,618,416
		$37,886,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.2%
Deutsche Telekom AG	1,264,122	$30,037,293
Quebecor, Inc., “B”	1,822,781	42,629,827
		$72,667,120
Tobacco – 2.8%
British American Tobacco PLC	2,230,893	$66,036,519
Imperial Brands PLC	4,273,013	91,937,736
Philip Morris International, Inc.	153,723	13,828,921
		$171,803,176
Utilities - Electric Power – 4.7%
E.ON SE	7,611,637	$97,156,822
Iberdrola S.A.	9,279,588	106,512,002
National Grid PLC	6,669,690	87,348,679
		$291,017,503
Total Common Stocks		$6,006,064,417
Preferred Stocks – 1.8%
Consumer Products – 1.8%
Henkel AG & Co. KGaA	1,462,263	$109,933,588
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.37% (v)	62,768,643	$62,768,642
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	83,164,163	$83,164,163

Other Assets, Less Liabilities – (1.1)%		(65,427,201)
Net Assets – 100.0%		$6,196,503,609
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,768,642 and $6,199,162,168, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,115,998,005	$—	$—	$6,115,998,005
Mutual Funds	145,932,805	—	—	145,932,805
Total	$6,261,930,810	$—	$—	$6,261,930,810
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$80,470,573	$546,315,198	$564,032,266	$7,559	$7,578	$62,768,642
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,958,810	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2024, are as follows:
United Kingdom	22.3%
Japan	16.6%
France	14.4%
Switzerland	9.1%
United States	7.2%
Canada	6.0%
Germany	5.6%
Ireland	3.6%
Netherlands	3.1%
Other Countries	12.1%